Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Product and service revenue	$ 647,112	$ 2,400	$ 1,560,854	$ 15,460	$ 176,068	$ 0
License revenue	21,429	21,429	64,286	64,286	85,714	58,929
Total revenue	668,541	23,829	1,625,140	79,746	261,782	58,929
Operating expenses
Cost of sales	340,796	0	622,222	0	88,109	0
Research and development	1,143,676	694,180	3,308,009	2,418,125	3,219,361	3,933,619
Research and development - related party	47,998	47,998	143,994	155,994	203,992	125,587
Sales, general and administrative	2,244,747	1,070,091	5,670,718	2,933,506	4,382,640	2,346,557
Amortization of finite-lived intangible assets	118,697	17,697	284,633	53,091
Total operating expenses	3,895,914	1,829,966	10,029,576	5,560,716
Loss from operations	(3,227,373)	(1,806,137)	(8,404,436)	(5,480,970)	(7,632,320)	(6,346,834)
Interest (expense) income					(114,994)	(45,553)
Other (expense) income
Interest (expense)	(4,074,668)	(36,052)	(4,428,136)	(110,900)
Derivative income (expense)	27,983	0	(50,054)	0
Total other (expense)	(4,046,685)	(36,052)	(4,478,190)	(110,900)
Net loss, before income tax	(7,274,058)	(1,842,189)	(12,882,626)	(5,591,870)	(7,747,314)	(6,392,387)
Deferred income tax benefit	0	0	0	23,910	23,910	813,697
Net loss	$ (7,274,058)	$ (1,842,189)	$ (12,882,626)	$ (5,567,960)	$ (7,723,404)	$ (5,578,690)
Weighted average number of Aytu common shares outstanding (in shares)	18,828,934	7,901,426	15,771,692	7,901,426	9,207,917	6,949,476
Basic and diluted Aytu net loss per common share (in dollars per share)	$ (0.39)	$ (0.23)	$ (0.82)	$ (0.70)	$ (0.84)	$ (0.80)